Customer Accounts (Tables)	12 Months Ended
Sep. 30, 2012
Customer Accounts [Abstract]
Schedule of deposits

September 30,	2012	2011
	(In thousands)
Checking accounts, .50% and under	$894,639	$779,053
Passbook and statement accounts, .50% and under	314,634	255,396
Insured money market accounts, .01% to .75%	1,737,180	1,627,739
Certificate accounts
Less than 2.00%	4,308,341	4,170,232
2.00% to 2.99%	841,520	1,229,918
3.00% to 3.99%	381,324	418,720
4.00% to 4.99%	98,119	174,854
5.00% to 5.99%	861	9,991
Total certificates	5,630,165	6,003,715
	$8,576,618	$8,665,903
Certificate maturities are as follows:
September 30,	2012	2011
	(In thousands)
Within 1 year	$3,556,701	$3,973,028
1 to 2 years	1,013,450	1,388,885
2 to 3 years	425,559	274,704
Over 3 years	634,455	367,098
	$5,630,165	$6,003,715

Schedule of interest expense on customer deposits
Interest expense on customer accounts consisted of the following:

Year ended September 30,	2012	2011	2010
	(in thousands)
Checking accounts	$857	$1,908	$2,299
Passbook and statement accounts	574	682	1,100
Insured money market accounts	4,609	7,148	12,121
Certificate accounts	81,506	106,878	131,567
	87,546	116,616	147,087
Less early withdrawal penalties	(607)	(781)	(727)
	$86,939	$115,835	$146,360
Weighted average interest rate at end of year	0.90%	1.14%	1.51%
Weighted daily average interest rate during the year	0.99%	1.32%	1.69%